Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

	December 31, 2023		December 31, 2022
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$240,378	$240,378	$157,814	$157,814
Restricted cash	$8,797	$8,797	$17,284	$17,284
Other investments	$47,000	$47,000	$—	$—
Amounts due from related parties, long-term	$39,570	$39,570	$41,403	$41,403
Amounts due to related parties, short-term	$(32,026)	$(32,026)	$(104,751)	$(104,751)
Credit facilities and financial liabilities, including current portion, net	$(1,393,049)	$(1,410,563)	$(1,556,440)	$(1,569,972)

Fair Value Measurements - Fair value measurements on a Nonrecurring basis

	Fair Value Measurements as at December 31, 2023
	Total	Level I	Level II	Level III
Cash and cash equivalents	$240,378	$240,378	$—	$—
Restricted cash	$8,797	$8,797	$—	$—
Other investments	$47,000	$47,000	$—	$—
Amounts due from related parties, long-term	$39,570	$—	$39,570	$—
Amounts due to related parties, short-term	$(32,026)	$—	$(32,026)	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,410,563)	$—	$(1,410,563)	$—

	Fair Value Measurements as at December 31, 2022
	Total	Level I	Level II	Level III
Cash and cash equivalents	$157,814	$157,814	$—	$—
Restricted cash	$17,284	$17,284	$—	$—
Amounts due from related parties, long-term	$41,403	$—	$41,403	$—
Amounts due to related parties, short-term	$(104,751)	$—	$(104,751)	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,569,972)	$—	$(1,569,972)	$—

(1)  The fair value of the Company’s credit facilities and financial liabilities is estimated based on currently available credit facilities, financial liabilities, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

Fair Value Measurements - Fair value of assets measured at fair value on a non-recurring basis

	Fair Value Measurements as at December 31, 2023
	Total	Level I	Level II	Level III
Operating leases	$3,595	$—	$—	$3,595

The estimated fair value of the Company’s vessels measured at fair value on a non-recurring basis, is based on the concluded sales price and is categorized based upon the fair value hierarchy as follows:

	Fair Value Measurements as at December 31, 2022
	Total	Level I	Level II	Level III
Vessels, net	$57,402	$—	$57,402	$—